Fees Summary	Jun. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 81,146,000.00
Total Fee Amount	11,206.26
Total Offset Amount	0.00
Net Fee	$ 11,206.26
Offering Table N/A
Offset Table N/A	N/A